Curian Focused International Equity Fund Summary (Curian Focused International Equity Fund)	0 Months Ended
Apr. 25, 2013
Curian Focused International Equity Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus and the prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Investment Strategies,” for the Curian Focused International Equity Fund,  please delete the second paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]
The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.

Risk [Heading]
In the summary prospectus section entitled “Summary Overview of Each Fund,” subsection “Principal Risks of Investing in the Fund,” for the Curian Focused International Equity Fund, please add the following risk:

Risk Narrative [Text Block]
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.